Assets held for sale - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Long Lived Assets Held-for-sale [Line Items]
Assets held for sale classified, aircraft	$ 127,227
Aircraft [Member]
Long Lived Assets Held-for-sale [Line Items]
Assets held for sale classified, aircraft	$ 127,227